Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO David P. Boyle (1)	Compensation Actually Paid to PEO David P. Boyle (2)	Average Summary Compensation Table Total for non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (2)	BHRB Total Shareholder Return (4)	Peer Group Total Shareholder Return	Net Income ($M) (5)	Earnings Per Share (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$3,014,541	$3,039,768	$1,262,856	$1,189,805	$98.11	$120.08	$117.31	$7.76
2024	2,868,146	3,358,591	2,280,366	2,446,113	94.72	112.75	35.71	2.83
2023	1,574,822	1,280,181	587,455	520,901	92.15	99.60	22.69	3.05

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for PEO (David P. Boyle) for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Fiscal Year	Non-PEO NEOs
2025	Roy E. Halyama, H. Charles Maddy, III, Bradford E. Ritchie and Robert S. Tissue
2024	Roy E. Halyama and H. Charles Maddy, III
2023	Roy E. Halyama and Jeffrey A. Welch

Peer Group Issuers, Footnote	TSR determined in Column (g) is based on the value of an initial fixed investment of $100 in the KBW Nasdaq Regional Banking Index as of December 31, 2022.
PEO Total Compensation Amount	$ 3,014,541	$ 2,868,146	$ 1,574,822
PEO Actually Paid Compensation Amount	$ 3,039,768	3,358,591	1,280,181
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), as computed in accordance with Pay Versus Performance Rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Only Messrs. Maddy, Ritchie and Tissue are beneficiaries of a defined benefit plan so no adjustment for pension benefits is included for the CAP to Mr. Boyle below. Equity values are calculated in accordance with FASB ASC Topic 718. The following tables detail these adjustments:

Compensation Actually Paid to PEO (David P. Boyle)	FY 2023	FY 2024	FY 2025
Summary Compensation Table Total	$1,574,822	$2,868,146	$3,014,541
- Change in Pension Value in SCT	(4,142)	(4,094)	(15,386)
+ Pension Service Cost	—	—	—
+ Above-Market Non-Qualified Deferred Compensation	4,142	4,094	15,386
- Grant date fair value of option awards and stock awards granted in fiscal year	(388,296)	(671,695)	(806,887)
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	332,067	1,253,940	842,952
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(252,330)	(1,787)	16,242
+ Fair value as of the vesting date of vested awards granted in current fiscal year	—	—	—
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	13,918	(90,013)	(27,080)
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	—	—	—
Compensation Actually Paid	$1,280,181	$3,358,591	$3,039,768

Non-PEO NEO Average Total Compensation Amount	$ 1,262,856	2,280,366	587,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,189,805	2,446,113	520,901
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), as computed in accordance with Pay Versus Performance Rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Only Messrs. Maddy, Ritchie and Tissue are beneficiaries of a defined benefit plan so no adjustment for pension benefits is included for the CAP to Mr. Boyle below. Equity values are calculated in accordance with FASB ASC Topic 718. The following tables detail these adjustments:

Compensation Actually Paid to Non-PEO NEOs	FY 2023	FY 2024	FY 2025
Summary Compensation Table Total	$587,455	$2,280,366	$1,262,856
- Change in Pension Value in SCT	(1,257)	(215,934)	(106,253)
+ Pension Service Cost	—	123,893	9,694
+ Above-Market Non-Qualified Deferred Compensation	1,257	17,655	13,821
- Grant date fair value of option awards and stock awards granted in fiscal year	(98,180)	(300,793)	(270,002)
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	83,619	561,529	282,070
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(52,183)	(2,782)	7,196
+ Fair value as of the vesting date of vested awards granted in current fiscal year	—	—	—
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	190	(17,821)	(9,577)
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the covered fiscal year	—	—	—
Compensation Actually Paid	$520,901	$2,446,113	$1,189,805

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and Cumulative Company and Peer Group TSR
The graph below sets forth the relationship between the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years; and (ii) compares our cumulative TSR over the three most recently completed fiscal years to that of the KBW Nasdaq Regional Banking Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship Between CAP and Net Income
The graph below sets forth the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Earnings Per Share
The graph below sets forth the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and our Earnings Per Share during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between CAP and Cumulative Company and Peer Group TSR
The graph below sets forth the relationship between the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years; and (ii) compares our cumulative TSR over the three most recently completed fiscal years to that of the KBW Nasdaq Regional Banking Index over the same period.

Tabular List, Table

Most Important Performance Measures Driving Compensation Actually Paid
Earnings Per Share
Asset Quality
Return on Equity
Return on Assets

Total Shareholder Return Amount	$ 98.11	94.72	92.15
Peer Group Total Shareholder Return Amount	120.08	112.75	99.60
Net Income (Loss)	$ 117,310,000	$ 35,710,000	$ 22,690,000
Company Selected Measure Amount | $ / shares	7.76	2.83	3.05
PEO Name	David P. Boyle
Additional 402(v) Disclosure
The information below is provided in accordance with the SEC pay versus performance disclosure requirements set forth in Item 402(v) of Regulation S-K under the Exchange Act (“Pay Versus Performance Rules”). These rules require companies to disclose certain information about the relationship between the compensation of our principal executive officer (“PEO”) and non-PEO named executive officers (“Non-PEO NEOs”) (as a group) and certain financial performance measures. For the Non-PEO NEOs, compensation is reported as an average. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
TSR determined in Column (f) is based on the value of an initial fixed investment of $100 in the Company as of the last trading day preceding the first year in the table (December 31, 2022).The dollar amounts in Column (h) are the Company’s GAAP Net Income for each fiscal year (in millions). selected Earnings Per Share as the Company Selected Measure, which is the most important financial measure that links Company performance with Compensation Actually Paid. Dollar amounts in Column (i) are the Company’s Earnings Per Share for each fiscal year.
Performance Measures
	A mix of performance measures are used in order to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important for NEOs’ 2023, 2024, and 2025 compensation decisions are listed in the table below, each of which is described in more detail in the “Compensation Discussion and Analysis” above.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Asset Quality
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Assets
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,386)	$ (4,094)	$ (4,142)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(806,887)	(671,695)	(388,296)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	842,952	1,253,940	332,067
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,242	(1,787)	(252,330)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,080)	(90,013)	13,918
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Change in Above Market Non-Qualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,386	4,094	4,142
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,253)	(215,934)	(1,257)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,694	123,893	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(270,002)	(300,793)	(98,180)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	282,070	561,529	83,619
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,196	(2,782)	(52,183)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,577)	(17,821)	190
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Above Market Non-Qualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,821	$ 17,655	$ 1,257